Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment reporting table
The segment results for the years ended December 31, 2020, 2019 and 2018 are presented below (in millions of U.S. dollars, except ratios).
Segment Information
For the year ended December 31, 2020

	P&C segment	Specialty segment	Total Non-life	Life and Health segment	Corporate and Other	Total
Gross premiums written	$3,442	$1,935	$5,377	$1,499	$—	$6,876
Net premiums written	$3,044	$1,782	$4,826	$1,475	$—	$6,301
Decrease in unearned premiums	119	110	229	7	—	236
Net premiums earned	$3,163	$1,892	$5,055	$1,482	$—	$6,537
Losses and loss expenses	(2,389)	(1,628)	(4,017)	(1,318)	—	(5,335)
Acquisition costs	(784)	(470)	(1,254)	(102)	—	(1,356)
Technical result	$(10)	$(206)	$(216)	$62	$—	$(154)
Other (loss) income	(1)	—	(1)	13	1	13
Other expenses	(61)	(26)	(87)	(73)	(196)	(356)
Underwriting result	$(72)	$(232)	$(304)	$2	n/a	$(497)
Net investment income				68	293	361
Allocated underwriting result				$70	n/a	n/a
Net realized and unrealized investment gains					454	454
Interest expense					(39)	(39)
Amortization of intangible assets					(10)	(10)
Net foreign exchange losses					(52)	(52)
Income tax benefit					13	13
Interest in earnings of equity method investments					24	24
Net income					n/a	$254
Loss ratio (1)	75.5%	86.0%	79.5%
Acquisition ratio (2)	24.8	24.8	24.8
Technical ratio (3)	100.3%	110.8%	104.3%
Other expense ratio (4)	1.9	1.4	1.7
Combined ratio (5)	102.2%	112.2%	106.0%

(1) Loss ratio is obtained by dividing losses and loss expenses by net premiums earned.
(2) Acquisition ratio is obtained by dividing acquisition costs by net premiums earned.
(3) Technical ratio is defined as the sum of the loss ratio and the acquisition ratio.
(4) Other expense ratio is obtained by dividing other expenses by net premiums earned.
(5) Combined ratio is defined as the sum of the technical ratio and the other expense ratio.
Segment Information
For the year ended December 31, 2019

	P&C segment	Specialty segment	Total Non-life	Life and Health segment	Corporate and Other	Total
Gross premiums written	$3,579	$2,213	$5,792	$1,493	$—	$7,285
Net premiums written	$3,302	$2,137	$5,439	$1,470	$—	$6,909
Increase in unearned premiums	(231)	(150)	(381)	(3)	—	(384)
Net premiums earned	$3,071	$1,987	$5,058	$1,467	$—	$6,525
Losses and loss expenses	(2,167)	(1,496)	(3,663)	(1,263)	3	(4,923)
Acquisition costs	(783)	(523)	(1,306)	(149)	—	(1,455)
Technical result	$121	$(32)	$89	$55	$3	$147
Other (loss) income	(1)	—	(1)	15	1	15
Other expenses	(80)	(28)	(108)	(69)	(193)	(370)
Underwriting result	$40	$(60)	$(20)	$1	n/a	$(208)
Net investment income				72	377	449
Allocated underwriting result				$73	n/a	n/a
Net realized and unrealized investment gains					887	887
Interest expense					(40)	(40)
Loss on redemption of debt					(15)	(15)
Amortization of intangible assets					(12)	(12)
Net foreign exchange losses					(87)	(87)
Income tax expense					(53)	(53)
Interest in earnings of equity method investments					16	16
Net income					n/a	$937
Loss ratio	70.6%	75.3%	72.4%
Acquisition ratio	25.5	26.3	25.8
Technical ratio	96.1%	101.6%	98.2%
Other expense ratio	2.6	1.4	2.1
Combined ratio	98.7%	103.0%	100.3%
Segment Information
For the year ended December 31, 2018

	P&C segment	Specialty segment	Total Non-life	Life and Health segment	Corporate and Other	Total
Gross premiums written	$3,015	$2,050	$5,065	$1,235	$—	$6,300
Net premiums written	$2,722	$1,870	$4,592	$1,211	$—	$5,803
(Increase) decrease in unearned premiums	(187)	(103)	(290)	1	—	(289)
Net premiums earned	$2,535	$1,767	$4,302	$1,212	$—	$5,514
Losses and loss expenses	(2,073)	(1,096)	(3,169)	(1,025)	—	(4,194)
Acquisition costs	(606)	(502)	(1,108)	(129)	—	(1,237)
Technical result	$(144)	$169	$25	$58	$—	$83
Other income	30	—	30	13	7	50
Other expenses	(75)	(27)	(102)	(51)	(153)	(306)
Underwriting result	$(189)	$142	$(47)	$20	n/a	$(173)
Net investment income				66	350	416
Allocated underwriting result				$86	n/a	n/a
Net realized and unrealized investment losses					(390)	(390)
Interest expense					(43)	(43)
Amortization of intangible assets					(35)	(35)
Net foreign exchange gains					119	119
Income tax benefit					9	9
Interest in earnings of equity method investments					11	11
Net loss					n/a	$(86)
Loss ratio	81.8%	62.0%	73.7%
Acquisition ratio	23.9	28.4	25.8
Technical ratio	105.7%	90.4%	99.5%
Other expense ratio	3.0	1.5	2.4
Combined ratio	108.7%	91.9%	101.9%

Segment geographic distribution of premiums table	The following table provides the geographic distribution of gross premiums written by region for the years ended December 31, 2020, 2019 and 2018 (in millions of U.S. dollars, except percentages):

	2020		2019		2018
North America	$3,794	55%	$3,752	51%	$2,929	47%
Europe	1,921	28	2,155	30	2,152	34
Asia, Australia and New Zealand	806	12	835	11	699	11
Latin America and the Caribbean	220	3	264	4	260	4
Middle East, Africa, Russia and the Commonwealth of Independent States (CIS)	135	2	279	4	260	4
Total	$6,876	100%	$7,285	100%	$6,300	100%

Premiums by segment and line of business
The following table provides the gross premiums written by segment and line of business for the years ended December 31, 2020, 2019 and 2018 (in millions of U.S. dollars, except percentages):

	2020	2019	2018
P&C
Casualty	$1,430	$1,394	$1,052
Property	641	644	615
Catastrophe	545	537	478
U.S. health	379	391	405
Multiline and other	289	213	157
Motor	158	400	308
Total P&C	$3,442	$3,579	$3,015
Specialty
Financial risks	$568	$587	$549
Agriculture	468	483	506
Aviation and space	219	286	228
Energy	192	183	79
Property	173	151	112
Multiline and other	152	276	307
Marine	142	132	103
Engineering	17	102	124
Casualty	4	13	42
Total Specialty	$1,935	$2,213	$2,050
Life and Health	$1,499	$1,493	$1,235
Total	$6,876	$7,285	$6,300

Percentage of premiums through brokers
The Company has two brokers that individually accounted for 10% or more of its gross premiums written during the years ended December 31, 2020, 2019 and 2018, as follows:

	2020	2019	2018
Marsh (including Guy Carpenter)	30%	28%	22%
Aon Group (including the Benfield Group)	21%	22%	22%
The following table summarizes the percentage of gross premiums written through these two brokers by segment for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
P&C	64%	60%	53%
Specialty	64%	62%	52%
Life and Health	6%	8%	11%